Earnings Per Ordinary Share (Computations Of Basic And Diluted Earnings Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Ordinary Share [Abstract]
Number of shares excluded from diluted shares outstanding	0	1,300,000	1,500,000
Net income for the computation of basic and diluted earnings per share	$ 810,447	$ 292,410	$ 163,655
Weighted average ordinary shares outstanding - basic	175,912,662	113,463,813	131,492,057
Basic earnings per ordinary share	$ 4.61	$ 2.58	$ 1.24
Weighted average ordinary shares outstanding - diluted	178,684,989	115,002,458	132,497,913
Diluted earnings per ordinary share	$ 4.54	$ 2.54	$ 1.24